DEBT - Schedule of Tranches (Details) - Golar Igloo Debt	12 Months Ended
Dec. 31, 2015
K-Sure
Debt Instrument [Line Items]
Proportion of debt	40.00%
Term of loan	12 years
Margin on LIBOR	2.10%
KEXIM
Debt Instrument [Line Items]
Proportion of debt	40.00%
Term of loan	12 years
Margin on LIBOR	2.75%
Commercial
Debt Instrument [Line Items]
Proportion of debt	20.00%
Term of loan	5 years
Margin on LIBOR	2.75%